Note 10 - Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

			Number of
			Shares
Issuance Date	Expiration Date	Exercise Price	(in thousands)
November, 2015	November, 2025	0.2276	198
January, 2016	January, 2026	0.2276	132
Total			330

Warrants for Series A Convertible Preferred Stock [Member]
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]

	As of December 31,
	2017	2018

Risk-free interest rate	2.28%	2.56% – 2.59%
Remaining contractual life (in years)	7.92 – 8.08	6.92 – 7.08
Dividend yield	—	—
Expected volatility	71.00%	76.84%